Schedule of Investments (unaudited)
April 30, 2024
BlackRock Real Estate Securities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Diversified REITs — 1.8%
Essential Properties Realty Trust, Inc.	182,698	$ 4,812,265
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA(a)	41,803	1,381,786
Health Care — 1.0%
Ensign Group, Inc. (The)	22,472	2,659,786
Health Care REITs — 9.6%
American Healthcare REIT, Inc.	143,801	1,974,388
CareTrust REIT, Inc.	111,936	2,767,058
Healthpeak Properties, Inc.	289,373	5,385,236
Welltower, Inc.	165,662	15,784,275
		25,910,957
Hotel & Resort REITs — 3.0%
Host Hotels & Resorts, Inc.	86,639	1,634,878
Ryman Hospitality Properties, Inc.	62,725	6,616,233
		8,251,111
Industrial REITs — 11.7%
Prologis, Inc.	164,599	16,797,328
Rexford Industrial Realty, Inc.	239,472	10,251,796
STAG Industrial, Inc.	132,056	4,541,406
		31,590,530
Office REITs — 4.2%
Alexandria Real Estate Equities, Inc.	5,703	660,807
Boston Properties, Inc.	80,825	5,002,259
Cousins Properties, Inc.	129,763	2,976,763
SL Green Realty Corp.	53,411	2,661,470
		11,301,299
Real Estate Management & Development — 0.6%
Corporación Inmobiliaria Vesta SAB de CV, ADR	48,922	1,737,220
Residential REITs — 14.5%
AvalonBay Communities, Inc.	62,048	11,762,439
Invitation Homes, Inc.	209,863	7,177,315
Mid-America Apartment Communities, Inc.	46,542	6,050,460
Sun Communities, Inc.	62,122	6,915,421
UDR, Inc.	190,220	7,243,578
		39,149,213
Security	Shares	Value
Retail REITs — 13.5%
Agree Realty Corp.	179,690	$ 10,281,862
Federal Realty Investment Trust	59,374	6,184,990
Regency Centers Corp.	158,711	9,398,865
Simon Property Group, Inc.	53,848	7,567,259
SITE Centers Corp.	240,204	3,240,352
		36,673,328
Specialized REITs — 36.0%
American Tower Corp.	115,109	19,748,100
Crown Castle, Inc.	56,929	5,338,802
Digital Realty Trust, Inc.	50,267	6,976,054
EPR Properties	95,873	3,891,485
Equinix, Inc.	25,200	17,919,972
Extra Space Storage, Inc.	100,673	13,518,370
PotlatchDeltic Corp.	90,808	3,633,228
Public Storage	17,769	4,610,167
SBA Communications Corp.	39,809	7,409,251
VICI Properties, Inc.	416,392	11,887,992
Weyerhaeuser Co.	87,588	2,642,530
		97,575,951
Total Long-Term Investments — 96.4% (Cost: $243,290,032)		261,043,446
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(b)(c)	9,128,613	9,128,613
Total Short-Term Securities — 3.4% (Cost: $9,128,613)		9,128,613
Total Investments — 99.8% (Cost: $252,418,645)		270,172,059
Other Assets Less Liabilities — 0.2%		565,640
Net Assets — 100.0%		$ 270,737,699
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
April 30, 2024
BlackRock Real Estate Securities Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 3,398,799	$ 5,729,814(a)	$ —	$ —	$ —	$ 9,128,613	9,128,613	$ 80,120	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	2(a)	—	(2)	—	—	—	429(c)	—
				$ (2)	$ —	$ 9,128,613		$ 80,549	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,394,023	EUR	1,296,000	Morgan Stanley & Co. International PLC	07/12/24	$ 6,559
USD	73,634	EUR	69,000	Morgan Stanley & Co. International PLC	07/12/24	(236)
						$ 6,323

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
April 30, 2024
BlackRock Real Estate Securities Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$ 4,812,265	$ —	$ —	$ 4,812,265
Diversified Telecommunication Services	—	1,381,786	—	1,381,786
Health Care Providers & Services	2,659,786	—	—	2,659,786
Health Care REITs	25,910,957	—	—	25,910,957
Hotel & Resort REITs	8,251,111	—	—	8,251,111
Industrial REITs	31,590,530	—	—	31,590,530
Office REITs	11,301,299	—	—	11,301,299
Real Estate Management & Development	1,737,220	—	—	1,737,220
Residential REITs	39,149,213	—	—	39,149,213
Retail REITs	36,673,328	—	—	36,673,328
Specialized REITs	97,575,951	—	—	97,575,951
Short-Term Securities
Money Market Funds	9,128,613	—	—	9,128,613
	$ 268,790,273	$ 1,381,786	$ —	$ 270,172,059
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 6,559	$ —	$ 6,559
Liabilities
Foreign Currency Exchange Contracts	—	(236)	—	(236)
	$ —	$ 6,323	$ —	$ 6,323
(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
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